Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve From securities measured at fair value through other Comprehensive income	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2016	$ 9,320	$ 162,671	$ 19	$ (3,490)	$ (27)	$ 9,795	$ (81)	$ (111,464)	$ 66,743
Net income								6,901	6,901
Other comprehensive income (loss)			(23)		73		(256)		(206)
Total comprehensive income (loss)			(23)		73		(256)	6,901	6,695
Exercise and forfeiture of share-based payment into shares	3	712				(712)			3
Issuance of ordinary shares, net of issuance costs	1,077	14,491							15,568
Cost of share-based payment						483			483
Balance at Dec. 31, 2017	10,400	177,874	(4)	(3,490)	46	9,566	(337)	(104,563)	89,492
Cumulative effect of Initial application of IFRS 15								(757)	(757)
Balance as at January 1, 2018 (after initially application of IFRS 15)	10,400	177,874	(4)	(3,490)	46	9,566	(337)	(105,320)	88,735
Net income								22,296	22,296
Other comprehensive income (loss)			50		(106)		340		284
Tax effect			(12)		3		1		(8)
Total comprehensive income (loss)			38		(103)		341	22,296	22,572
Exercise and forfeiture of share-based payment into shares	9	1,161				(1,161)			9
Cost of share-based payment						948			948
Tax effect		112							112
Balance at Dec. 31, 2018	10,409	179,147	34	(3,490)	(57)	9,353	4	(83,024)	112,376
Cumulative effect of initially application of IFRS 16								(300)	(300)
Balance as at January 1, 2019 (after Initial application of IFRS 16)	10,409	179,147	34	(3,490)	(57)	9,353	4	(83,324)	112,076
Net income								22,251	22,251
Other comprehensive income (loss)			143		69		(388)		(176)
Tax effect			(32)		(4)		25		(11)
Total comprehensive income (loss)			111		65		(363)	22,251	22,064
Exercise and forfeiture of share-based payment into shares	16	1,672				(1,672)			16
Cost of share-based payment						1,163			1,163
Balance at Dec. 31, 2019	$ 10,425	$ 180,819	$ 145	$ (3,490)	$ 8	$ 8,844	$ (359)	$ (61,073)	$ 135,319